CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
NET LOSS	$ (1,554)	$ (2,296)	$ (3,399)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Defined benefit pension plan adjustment	32	44	(11)
Foreign currency translation adjustment	(76)	(78)	(129)
Unrealized holding gain (loss) on investment in securities	(1,700)	(865)	(1,453)
Reclassification adjustment for loss included in net income			(76)
Other comprehensive income (loss)	(1,744)	(899)	(1,669)
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (3,298)	$ (3,195)	$ (5,068)